Average Annual Total Returns{- Fidelity Small Cap Value Fund} - 07.31 Fidelity Small Cap Growth Fund & Fidelity Small Cap Value Fund Retail Combo PRO-07 - Fidelity Small Cap Value Fund	Fidelity Small Cap Value Fund Return Before Taxes Past 1 year	Fidelity Small Cap Value Fund Return Before Taxes Past 5 years	Fidelity Small Cap Value Fund Return Before Taxes Past 10 years	Fidelity Small Cap Value Fund After Taxes on Distributions Past 1 year	Fidelity Small Cap Value Fund After Taxes on Distributions Past 5 years	Fidelity Small Cap Value Fund After Taxes on Distributions Past 10 years	Fidelity Small Cap Value Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Small Cap Value Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Small Cap Value Fund After Taxes on Distributions and Sales Past 10 years	RS015 Past 1 year	RS015 Past 5 years	RS015 Past 10 years
Total	20.85%	6.59%	11.28%	19.83%	4.03%	9.17%	13.01%	4.93%	9.06%	22.39%	6.99%	10.56%